Average Annual Total Returns - FidelitySeriesSmallCapDiscoveryFund-PRO - FidelitySeriesSmallCapDiscoveryFund-PRO - Fidelity Series Small Cap Discovery Fund	Jun. 29, 2023
Fidelity Series Small Cap Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.12%)
Past 5 years	7.31%
Since Inception	7.56%
Fidelity Series Small Cap Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.69%)
Past 5 years	4.19%
Since Inception	5.57%
Fidelity Series Small Cap Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.03%)
Past 5 years	5.34%
Since Inception	5.78%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Since Inception	6.92%	[1]

[1]	A From November 7, 2013